Operating Revenue (Schedule of Operating Revenue Prior to Revised Guidance of Revenue Recognition From Contracts with Customers) (Detail) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016
Public Utilities General Disclosures [Line Items]
Revenue													$ 7,348
Total operating revenue	$ 3,361	$ 3,451	$ 3,088	$ 3,466	$ 3,210	$ 3,179	$ 2,813	$ 3,384	$ 13,366	[1]	$ 12,586	[1]	11,737	[1]
Virginia Electric and Power Company
Public Utilities General Disclosures [Line Items]
Total operating revenue	1,810	2,232	1,829	1,748	1,824	2,154	1,747	1,831	7,619	[2]	7,556	[2]	7,588	[2]
Dominion Energy Gas Holdings, LLC
Public Utilities General Disclosures [Line Items]
Total operating revenue	$ 566	$ 533	$ 508	$ 389	$ 405	$ 351	$ 363	$ 404	$ 1,996	[3]	1,523	[3]	1,374	[3]
Prior to adoption of revised guidance
Public Utilities General Disclosures [Line Items]
Nonregulated electric sales											1,429		1,519
Regulated gas sales											1,067		500
Nonregulated gas sales											457		354
Total operating revenue											12,586		11,737
Prior to adoption of revised guidance | Regulated Electric Sales
Public Utilities General Disclosures [Line Items]
Revenue											7,383
Prior to adoption of revised guidance | Gas Transportation and Storage
Public Utilities General Disclosures [Line Items]
Revenue											1,786		1,636
Prior to adoption of revised guidance | Other
Public Utilities General Disclosures [Line Items]
Revenue											464		380
Prior to adoption of revised guidance | Virginia Electric and Power Company
Public Utilities General Disclosures [Line Items]
Total operating revenue											7,556		7,588
Prior to adoption of revised guidance | Virginia Electric and Power Company | Regulated Electric Sales
Public Utilities General Disclosures [Line Items]
Revenue											7,383		7,348
Prior to adoption of revised guidance | Virginia Electric and Power Company | Other
Public Utilities General Disclosures [Line Items]
Revenue											173		240
Prior to adoption of revised guidance | Dominion Energy Gas Holdings, LLC
Public Utilities General Disclosures [Line Items]
Regulated gas sales											6		44
Nonregulated gas sales											6		4
Total operating revenue											1,523		1,374
Prior to adoption of revised guidance | Dominion Energy Gas Holdings, LLC | Gas Transportation and Storage
Public Utilities General Disclosures [Line Items]
Revenue											1,291		1,153
Prior to adoption of revised guidance | Dominion Energy Gas Holdings, LLC | Other
Public Utilities General Disclosures [Line Items]
Revenue											$ 220		$ 173

[1]	See Note 9 for amounts attributable to related parties.
[2]	See Note 24 for amounts attributable to affiliates.
[3]	See Note 24 for amounts attributable to related parties.